Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	$ (27,801)	¥ (193,548)	¥ (254,639)	¥ (107,807)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	310,627,024	310,627,024	310,627,024	310,627,024
Loss per share - basic and diluted | (per share)	$ (0.09)	¥ (0.62)	¥ (0.82)	¥ (0.35)